SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
SHARE CAPITAL
Options, Outstanding, Beginning	1,027,250	957,750	959,100
Options, Granted	680,000	382,000	396,500
Options, Expired	5,000	9,000	31,500
Options, Cancelled	25,000	180,125	224,700
Options, Forfeited			79,400
Options, Exercised	99,500	123,375	62,250
Options, Outstanding, Ending	1,577,750	1,027,250	957,750
Weighted Average Exercise Price, Beginning	$ 3.10	$ 3.10	$ 3.40
Weighted Average Exercise Price, Granted	2.60	2.80	3.10
Weighted Average Exercise Price, Expired	2.00	5.00	6.50
Weighted Average Exercise Price, Cancelled	2.60	3.00	3.20
Weighted Average Exercise Price, Forfeited			5.40
Weighted Average Exercise Price, Exercised	2.10	2.40	2.80
Weighted Average Exercise Price, Ending	$ 3.00	$ 3.10	$ 3.10